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                                  Mutual Fund
                                 Annual Report

                                December 31, 2000



Communications Fund


                                [GRAPHIC OMITTED]
                                 A MEMBER OF THE
                               DEUTSCHE BANK GROUP

Communications Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ....................................  3

              COMMUNICATIONS FUND
                 Statement of Assets and Liabilities ....................  7
                 Statement of Operations ................................  8
                 Statement of Changes in Net Assets .....................  9
                 Financial Highlights ................................... 10
                 Notes to Financial Statements .......................... 12
                 Report of Independent Accountants ...................... 14

              COMMUNICATIONS PORTFOLIO
                Schedule of Portfolio Investments ....................... 15
                Statement of Assets and Liabilities ..................... 17
                Statement of Operations ................................. 18
                Statement of Changes in Net Assets ...................... 19
                Financial Highlights .................................... 20
                Notes to Financial Statements ........................... 21
                Report of Independent Accountants ....................... 24


             -----------------------------------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.
             -----------------------------------------------------

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                                        2

Communications Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Fellow Shareholders:

Our decline in portfolio performance for fiscal year ended December 31, 2000 for Class A Shares was 34.52%. After three years of very strong portfolio returns (excluding sales charges) of 37.36% (1997), 85.30% (1998), and 45.47% (1999), fiscal 2000 proved to be a disappointment. Nevertheless, the long-term annualized returns remain attractive: 22.43% (five-year), 18.86% (ten-year) and 18.38% (since inception).1 In our inaugural three months of the Deutsche Communications Fund, performance was down 20.30%. Despite our recent decline, we remain very enthusiastic about the investment opportunities presented by the telecommunications industry.

We would like to take this opportunity to review both industry and company-specific events that contributed to this year's performance. While these events were material and had a significant impact on the investing environment in 2000, we believe that they were short-term in nature and in many ways help restore some rationality to the market.

LOOKING PAST THE YEAR 2000
The  year  2000   presented  a  challenging   investment   environment   in  the
telecommunications sector. Exceedingly strong 1998 and 1999 results created unrealistic expectations and unreasonable valuations. In addition there were major events that contributed to the reversal of market sentiment. The failure of "dot-coms" proved that all Internet-based companies were not guaranteed success. Tighter debt and equity markets cast doubts on the long-term viability of many emerging carriers. After two years of out-sized growth in service provider capital spending, growth expectations for carrier investment were lowered more in line with historical levels.

The failure of many web-based businesses masked the continued expansion of the Internet. Worldwide subscriber growth in 2000 was approximately 20% and reached almost 300 million users. (Source:Computer Industry Almanac,Inc.) America
Online,Inc. ("AOL") reported that retail transactions by members reached $20 billion, increasing over 80% from 1999 to 2000. Commercial web-based applications like supply chain management, based on improving operational efficiency and increasing productivity, continued to drive substantial growth in user traffic.

In 2000, the market focus shifted from revenue to profitability. Financing for competitive local exchange carriers (CLECs) became more difficult as the capital markets raised questions about the long-term business models of early stage service providers. Although a large percentage of the Fund's service provider holdings are in established carriers with strong balance sheets, we have allocated a percentage of assets to emerging carriers like Global Crossing Ltd. and WinStar Communications,Inc. In a time of tight financial markets there is very little distinction made between stronger and weaker players, and both companies' stock performance in fiscal 2000 reflected the market's concern. Despite the early stage of these investments, the managements of both companies are focused on growing revenue profitability and generating a high return on their invested capital for shareholders. We are encouraged that in the early weeks of the new year it appears investors are returning to what we feel to be the better-positioned companies such as Global Crossing Ltd. and WinStar Communications, Inc.

As the growth of investment in telecommunications infrastructure returns to normal levels, there are areas within the segment that we believe will continue to experience strong growth rates. Operations Support Systems (OSS) are products that enable carriers to more efficiently operate and provision networks. With continued subscriber growth and required network upgrades to support data growth, wireless providers continued to invest in next generation technology. Local exchange carriers are deploying proven technologies like asynchronous transfer mode (ATM) to support their future voice and data traffic requirements. These are some of the areas in which we see significant opportunity for our equipment holdings.

Although investors are more cautious than in previous years, we still believe significant growth opportunities exist within many industry segments. We will not only see this reflected in the Fund's existing holdings but those industry segments that show the most promise will also determine the direction of new areas of investment.


--------------------------------------------------------------------------------
1 Inception 1/18/84.
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                                        3

Communications Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

PORTFOLIO UPDATE
The  following is a list of our top  contributors  to the  portfolio  for fiscal
2000.

As shown in the chart, we enjoyed success in selected areas in infrastructure and wireless technology. Only Clearnet Communications remained from last year's top performers.

In a year where the Fund generated a negative return, it is important to review the main contributors to the portfolio's decline in fiscal 2000. The performance of these stocks reflects both company-specific and market-related issues. Ironically, all companies, except Lucent Technologies, Inc., were among our top ten performers of fiscal 1999.

In our semi-annual letter for the Flag Investors Communications Portfolio, we discussed both Novell Inc. and Lucent Technologies, Inc. In both cases, the companies are addressing their problems, and we believe both Lucent and Novell will be able to turn their businesses around. We continue to carefully follow their progress and have set specific benchmarks to measure their success. In January, AOL stock sold off on its

 TOP TEN BEST CONTRIBUTORS                       GAIN PER
 SECURITY                                           SHARE

  Convergys Corp. ................................. $0.37
  3Com Corp.(1) & Palm Inc. spinoff ...............  0.29
  Teleglobe, Inc. -- BCE,Inc. .....................  0.17
  Clearnet Communications/Telus(1) ................  0.13
  Qualcomm Inc. ...................................  0.12
  Agililent Technologies ..........................  0.09
  COMSAT(1) Lockheed Martin(1) ....................  0.07
  First Data Corp.(1) .............................  0.02
  General Communications Inc. .....................  0.02
  Celestica Inc. ..................................  0.01

---------------------------------------------------------
  (1) Not held by the portfolio at 12/31/00.



 FIVE WORST CONTRIBUTORS                         LOSS PER
 SECURITY                                           SHARE

  America Online Inc. ........................... $(2.66)
  Novell, Inc. ..................................  (1.88)
  Lucent Technologies Inc.-- Avaya spinoff ......  (1.56)
  Global Crossing Ltd. ..........................  (1.50)
  WinStar Communications Inc. ...................  (1.11)



                                                    CUMULATIVE TOTAL RETURNS
   Periods ended                                                       Since
   December 31, 2000                                               inception
   -----------------                                ------------------------
 Communications Fund1 (inception 9/29/00)
   Institutional Class                                              (20.30)%
   Investment Class                                                 (20.30)%
----------------------------------------------------------------------------
 S&P500 Index(2)                                                     (7.82)%(4)
----------------------------------------------------------------------------
 Lipper Telecommunications Funds Average(3)                         (29.25)%(4)


--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE.RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THEFUND'S HISTORICAL PERFORMANCE.Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by theFund.
(2) S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.Benchmark returns do not reflect expenses, which have been deducted from the Fund's returns.
(3) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper,Inc. as falling into the category indicated. These figures do not reflect sales charges.

(4)  Benchmark returns are for the periods beginning September 30, 2000.

--------------------------------------------------------------------------------
                                        4

Communications Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

announcement of the merger with Time Warner. The consensus was that AOL no longer deserved the premium valuation of a web-based company. With the benefit of hindsight, it looks smart to not build a company entirely on a web-based business model, and we look forward to AOL-Time Warner enjoying the synergies offered by their "old economy" businesses. We are supporters of the AOL-Time Warner merger and believe the combination will create a dominant, global media company. The decline of Global Crossing Ltd. and WinStar Communications,Inc. reflects the concern surrounding the entire emerging carrier segment and not their ability to meet their financial objectives. Managements of both companies are well aware of the scarcity of capital and their responsibility to deploy it wisely. From a business perspective they have the right assets to execute their stated strategies necessary to create long-term value. We have a great deal of confidence that these managements are operating their businesses in the best interest of the shareholders.

INDUSTRY PERSPECTIVE AND INVESTMENT STYLE
The Internet will drive demand for local access and require carriers to support more sophisticated web-based applications. Wireless data will develop slowly but will enhance the value of wireless carriers as they add additional services to their core voice business. As both voice and data traffic continue to grow, technologies have been developed to improve network performance through efficient network design and faster service provisioning. These are a few examples of factors contributing to the changes in the industry, and we believe the Fund's carrier, equipment and software provider holdings will capitalize on opportunities presented.

The industry may change but our investment style hasn't. Our investment philosophy focuses on well-managed businesses with solid market positioning. We are very sensitive to companies generating an attractive return on their invested capital, if a holding does not currently generate free cash flow. We frequently hold discussions with management about time horizons and strategies to turn a company into a generator of positive free cash flow. Finally, stock price valuation is important to us. With the substantial growth opportunities in this industry, it is important to realistically value stocks on the basis of their longer-term potential. This judgmental aspect of investing is something we consider very important to long-term success.

We have always taken a long-term view of both the industry and investing, and we view 2000 as truly short-term in nature. The great size, breadth and depth of the communications industry coupled with our industry perspective and investment discipline truly make the Fund "a sector Fund with a difference."

CONCLUSION
Thank you fellow shareholders for your continued support. As we put a difficult year behind us and enter 2001, we see many opportunities for the creation of long-term value in a very exciting industry.

Sincerely,

/S/ BRUCE E. BEHRENS     /S/ LIAM D. BURKE

Bruce E. Behrens         Liam D. Burke
Co-Portfolio Manager     Co-Portfolio Manager

January 30, 2001


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                                        5

Communications Fund
--------------------------------------------------------------------------------


   COMMUNICATIONS HOLDINGS

                                                                      PERCENT OF
                                                                      NET ASSETS
                                                                OF THE PORTFOLIO
--------------------------------------------------------------------------------
    I.  NATIONAL CARRIERS
            SBC Communications, Inc. ..............................       16.29%
            Verizon Communications ................................        7.42
                                                                          -----
                                                                          23.71

   II.  REGIONAL CARRIERS
            ALLTEL Corp. ..........................................        6.40
            General Communication, Inc. ...........................        0.20
                                                                          -----
                                                                           6.60

  III.  EMERGING CARRIERS
            Global Crossing Ltd. ..................................        3.05
            Qwest Communications International, Inc. ..............       11.44
            Williams Communications Group .........................        1.79
            WinStar Communications, Inc. ..........................        1.61
                                                                          -----
                                                                          17.89

   IV.  INTERNATIONAL NETWORK OPERATORS
            BCE, Inc. .............................................        4.66
            Global Telesystems Group, Inc. ........................        0.09
            Royal KPN N.V .........................................        0.86
            Telefonica de Espana ADR ..............................        1.17
            Telefonos de Mexico SA ADR ............................        1.48
            Vodafone Group PLC ....................................        2.64
                                                                          -----
                                                                          10.90

    V.  COMMUNICATION EQUIPMENT
            Agilent Technologies ..................................        1.89
            Avaya, Inc. ...........................................        0.10
            Black Box Corp. .......................................        1.85
            Celestica, Inc. .......................................        2.66
            Lucent Technologies, Inc. .............................        1.60
            Palm, Inc. ............................................        2.45
            Qualcomm, Inc. ........................................        2.13
            Solectron Corp. .......................................        1.95
            Sun Microsystems, Inc. ................................        4.05
                                                                          -----
                                                                          18.68

   VI.  SOFTWARE & APPLICATIONS
            Convergys Corp. .......................................        4.35
            Novell, Inc. ..........................................        1.56
                                                                          -----
                                                                           5.91

  VII.  MEDIA
            America Online, Inc. ..................................        8.63
            General Motors Corp.-- Class H
              (Hughes Electronics) ................................        2.88
            News Corporation Ltd. ADR .............................        1.11
            XM Satellite Radio Holdings-- Class A .................        0.47
                                                                          -----
                                                                          13.09

 VIII.  SPECIALTY SERVICES
            Arch Wireless Inc. ....................................        0.01
            Genuity, Inc. .........................................        0.73
            Loral Space and Communications Ltd. ...................        0.31
            Motient Corp. .........................................        0.20
            Orbital Sciences Corp. ................................        0.15
            Sprint Corp. (PCS Group) ..............................        0.24
            Vast Solutions Class B1 ...............................        0.00
            Vast Solutions Class B2 ...............................        0.00
            Vast Solutions Class B3 ...............................        0.00
                                                                          -----
                                                                           1.64
                                                                          -----
            Total Communications Industry .........................       98.42%
                                                                          =====


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                                        6

Communications Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                               DECEMBER 31, 2000
                                                               -----------------
ASSETS
   Investment in Communications Portfolio, at value ..............    $  51,973
   Due from Bankers Trust ........................................       27,835
   Prepaid expenses and other ....................................        8,938
                                                                      ---------
Total assets .....................................................       88,746
                                                                      ---------
LIABILITIES
   Accrued expenses and other ....................................        9,063
                                                                      ---------
NET ASSETS .......................................................    $  79,683
                                                                      =========
COMPOSITION OF NET ASSETS
   Paid-in capital ...............................................      100,918
   Accumulated net realized loss from investment transactions ....       (2,615)
   Net unrealized depreciation on investments ....................      (18,620)
                                                                      ---------
NET ASSETS .......................................................    $  79,683
                                                                      =========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Institutional Class(1) ........................................    $    7.97
                                                                      =========
   Investment Class(2) ...........................................    $    7.97
                                                                      =========

--------------------------------------------------------------------------------
(1) Net asset value, redemption price and offering price per share (based on net assets of $39,854 and 5,000 shares of beneficial interest outstanding at December 31, 2000 and .001 par value, unlimited number of shares of beneficial interest authorized).
(2) Net asset value, redemption price and offering price per share (based on net assets of $39,830 and 5,000 shares of beneficial interest outstanding at December 31, 2000 and .001 par value, unlimited number of shares of beneficial interest authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        7

Communications Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                 FOR THE PERIOD
                                                          SEPTEMBER 29, 2000(1)
                                                                        THROUGH
                                                              DECEMBER 31, 2000
                                                             ------------------
INVESTMENT INCOME
   Income allocated from Communications Portfolio, net ..........      $     73
                                                                       --------
EXPENSES
   Registration fees ............................................        12,945
   Professional fees ............................................         9,894
   Trustees fees ................................................         2,053
   Administration and service fees
     Institutional Class ........................................            45
     Investment Class ...........................................            74
   Miscellaneous ................................................         2,969
                                                                       --------
Total expenses ..................................................        27,980
Less: fee waivers or expense reimbursements .....................       (27,892)
                                                                       --------
Net expenses ....................................................            88
                                                                       --------
EXPENSES IN EXCESS OF INCOME ....................................           (15)
                                                                       --------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss from investment transactions ...............        (1,682)
   Net change in unrealized depreciation of investments .........       (18,620)
                                                                       --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .................       (20,302)
                                                                       --------
NET DECREASE IN NET ASSETS FROM OPERATIONS ......................      $(20,317)
                                                                       ========

--------------------------------------------------------------------------------
(1) Commencement of operations.



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        8

Communications Fund
--------------------------------------------------------------------------------
STATEMENT OFCHANGES IN NET ASSETS

                                                                      FOR THE PERIOD
                                                               SEPTEMBER 29, 2000(1)
                                                                             THROUGH
                                                                   DECEMBER 31, 2000
                                                                 -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Expenses in excess of income .......................................   $     (15)
   Net realized loss from investment transactions .....................      (1,682)
   Net change in unrealized depreciation of investments ...............     (18,620)
                                                                          ---------
Net decrease in net assets from operations ............................     (20,317)
                                                                          ---------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase resulting from Institutional Class Shares .............      50,000
   Net increase resulting from Investment Class Shares ................      50,000
                                                                          ---------
Net increase from capital transactions in shares of beneficial interest     100,000
                                                                          ---------
TOTAL INCREASE IN NET ASSETS ..........................................      79,683
NET ASSETS
   Beginning of period ................................................        --
                                                                          ---------
   End of period ......................................................   $  79,683
                                                                          =========

--------------------------------------------------------------------------------
1 Commencement of operations.



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9

Communications Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated for Communications Fund.


 INSTITUTIONAL CLASS                                                     FOR THE PERIOD
                                                                  SEPTEMBER 29, 2000(1)
                                                                                THROUGH
                                                                      DECEMBER 31, 2000
                                                                    -------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ........................................   $10.00
                                                                                ------
INCOME FROMINVESTMENT OPERATIONS
   Net investment income ....................................................      (--)(2)
   Net realized and unrealized loss on investments ..........................    (2.03)
                                                                                -------
Total from investment operations ............................................    (2.03)
                                                                                -------
NET ASSET VALUE, END OF PERIOD ..............................................   $ 7.97
                                                                                =======
TOTAL INVESTMENT RETURN .....................................................   (20.30)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .................................   $   40
   Ratios to average net assets:
     Net investment income ..................................................     0.06%3
     Expenses after waivers, including expenses of the
        Communications Portfolio ............................................     1.00%3
     Expenses before waivers, including expenses of the
        Communications Portfolio ............................................     1.13%3

--------------------------------------------------------------------------------
(1)  Commencement of operations.
(2)  Value is less than $0.01.
(3)  Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       10

Communications Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated for Communications Fund.


 INVESTMENT CLASS                                                        FOR THE PERIOD
                                                                  SEPTEMBER 29, 2000(1)
                                                                                THROUGH
                                                                      DECEMBER 31, 2000
                                                                    -------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ........................................   $10.00
                                                                                ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ....................................................      (--)(2)
   Net realized and unrealized loss on investments ..........................    (2.03)
                                                                                ------
Total from investment operations ............................................    (2.03)
                                                                                ------
NET ASSET VALUE, END OF PERIOD ..............................................   $ 7.97
                                                                                ======
TOTAL INVESTMENT RETURN .....................................................   (20.30)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .................................   $   40
   Ratios to average net assets:
     Expenses in excess of income ...........................................    (0.18)%(3)
     Expenses after waivers, including expenses of the
        Communications Portfolio ............................................     1.25%(3)
     Expenses before waivers, including expenses of the
        Communications Portfolio ............................................     1.38%(3)

--------------------------------------------------------------------------------
(1)  Commencement of operations.
(2)  Value is less than $0.01.
(3)  Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Investment Funds (the "Trust"), is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust was organized on February 28, 1992 as a business trust under the laws of the Commonwealth of Massachusetts. Communications Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on September 29, 2000.

The Fund offers two classes of shares to investors: the Institutional Class and the Investment Class (the "Classes"). The classes began operations and offering shares of beneficial interest on September 29, 2000. Both classes of shares have identical rights to earnings, assets and voting privileges, except that the classes each have their own expenses and exclusive voting rights with respect to matters affecting the respective class.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Communications Portfolio, a portfolio of Flag Investors Portfolio Trust (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 2000, the Fund's investment was less than 1% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon its relative proportion of net assets.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles.

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds and each of its classes. Expenses directly attributable to each fund or class are charged to that fund or class, while expenses that are attributable to the Trust or the Fund are allocated among the funds in the Trust or the classes in the Fund, respectively.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
                                       12

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 2 -- CAPITAL LOSSES
At December 31, 2000, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $2,633 which will expire in December 2008.

NOTE 3 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary ofDeutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.40% and 0.65% of average daily net assets for Institutional and Investment, respectively.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of each Class of shares, through April 30, 2002 to the extent necessary to limit all expenses as follows: Institutional shares to 0.40% of the average daily net assets of the Class, excluding expenses of the Portfolio and 1.00% of the average daily net assets of the Class, including expenses of the Portfolio; Investment shares to 0.65% of the average daily net assets of the Class, excluding expenses of the Portfolio, and 1.25% of the average daily net assets of the Class, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST
At December 31, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                    Institutional Class
                                    -------------------
                                        For the period
                                  September 29, 2000(1)
                                                through
                                      December 31, 2000
                                    -------------------
                                    Shares       Amount
                                    ------      -------
Sold                                 5,000      $50,000
Reinvested                              --           --
Redeemed                                --           --
                                    ------      -------
Net increase                         5,000      $50,000
                                    ======      =======

                                       Investment Class
                                    -------------------
                                        For the period
                                  September 29, 2000(1)
                                                through
                                      December 31, 2000
                                    -------------------
                                    Shares       Amount
                                    ------      -------
Sold                                 5,000      $50,000
Reinvested                              --           --
Redeemed                                --           --
                                    ------      -------
Net increase                         5,000      $50,000
                                    ======      =======

--------------------------------------------------------------------------------
(1) Commencement of operations.


--------------------------------------------------------------------------------
                                       13

Communications Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Investment Funds and Shareholders of Communications Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Communications Fund, Inc. (hereafter referred to as the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001

--------------------------------------------------------------------------------
                                       14

Communications Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000


                                               MARKET
     SHARES   SECURITY                          VALUE
     ------   --------                         ------
              COMMON STOCK -- 98.92%
              NATIONAL CARRIERS -- 23.71%
  5,923,789   SBC Communications, Inc. . $ 282,860,925
  2,571,716   Verizon Communications ...   128,907,265
                                         -------------
                                           411,768,190
                                         -------------
              REGIONAL CARRIERS -- 6.60%
  1,780,000   ALLTEL Corp. .............   111,138,750
    500,000   General Communications,
               Inc.(1) .................     3,500,000
                                         -------------
                                           114,638,750
                                         -------------
              EMERGING CARRIERS -- 17.88%
  3,694,610   Global Crossing Ltd.(1,2).    52,879,106
  4,845,929   Qwest Communications
               International, Inc.(1) ..   198,683,089
  2,649,200   Williams Communications
               Group(1,2) ..............    31,128,100
  2,381,100   WinStar Communications,
               Inc. ....................    27,829,106
                                         -------------
                                           310,519,401
                                         -------------
              INTERNATIONAL NETWORK
              OPERATORS -- 10.90%
  2,798,274   BCE, Inc.(2) .............    80,975,054
  1,950,000   Global Telesystems Group,
               Inc.(1) .................     1,584,375
  1,337,173   Royal KPN N.V.(2) ........    14,876,050
    407,503   Telefonica de Espana ADR(1)   20,375,150
    570,000   Telefonos de Mexico SA
               ADR(2) ..................    25,721,250
  1,276,020   Vodafone Group PLC(2) ....    45,697,466
                                         -------------
                                           189,229,345
                                         -------------
              COMMUNICATION EQUIPMENT -- 18.68%
    600,000   Agilent Technologies(1) ..    32,850,000
    171,745   Avaya, Inc.(1) ...........     1,771,120
    666,428   Black Box Corp.(1) .......    32,196,803
    850,000   Celestica, Inc.(1,2) .....    46,112,500
  2,060,940   Lucent Technologies, Inc.     27,822,690
  1,500,202   Palm, Inc.(1) ............    42,474,469
    450,000   Qualcomm, Inc.(1) ........    36,984,375
  1,000,000   Solectron Corp.(1,2) .....    33,900,000
  2,520,000   Sun Microsystems, Inc.(1)     70,245,000
                                         -------------
                                           324,356,957
                                         -------------
              SOFTWARE & APPLICATIONS -- 5.91%
  1,668,000   Convergys Corp.(1) ....... $  75,581,250
  5,185,000   Novell, Inc.(1) ..........    27,059,219
                                         -------------
                                           102,640,469
                                         -------------
              MEDIA -- 13.09%
  4,308,000   America Online, Inc.(1) ..   149,918,400
  2,175,000   General Motors Corp.
               -- Class H
               (Hughes Electronics)(1) .    50,025,000
    600,000   News Corporation Ltd. ADR(2)  19,350,000
    500,000   XM Satellite Radio Holdings
               -- Class A(1) ...........     8,031,250
                                         -------------
                                           227,324,650
                                         -------------
              SPECIALTY SERVICES -- 1.64%
    143,895   Arch Wireless Inc.(1) ....        89,934
  2,500,000   Genuity, Inc.(1) .........    12,656,250
  1,709,400   Loral Space and
               Communications Ltd.(1) ..     5,448,712
    853,900   Motient Corp.(1) .........     3,415,600
    645,347   Orbital Sciences Corp.(1)      2,662,055
    200,000   Sprint Corp. (PCS Group)(1,2)  4,087,500
     38,515   Vast Solutions Class B1(1,3)      50,070
     38,515   Vast Solutions Class B2(1,3)      50,070
     38,515   Vast Solutions Class B3(1,3)      50,070
                                         -------------
                                            28,510,261
                                         -------------
              NON-TELEPHONE INDUSTRY -- 0.50%
     87,800   Center Trust, Inc. .......       411,562
    620,548   Conseco, Inc. ............     8,183,477
                                         -------------
                                             8,595,039
                                         -------------
TOTAL COMMON STOCK
   (Cost $1,419,685,026) ............... 1,717,583,062
                                         -------------

--------------------------------------------------------------------------------
                                       15

Communications Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000


        PAR                                                      MARKET
      (000)   SECURITY                                            VALUE
      -----   --------                                           ------
              REPURCHASE AGREEMENTS -- 1.36%
     $8,843   Goldman Sachs & Co., dated 12/29/00,
               5.98%,  principal  and interest in
               the amount of  $8,848,876  due
               1/2/01,   collateralized  by  US
               Treasury  Note,  par  value  of
               $8,594,000,  coupon rate, 6.00%,
               due 8/15/04, with a market value
               of $9,019,892 (cost $8,843,000) ......... $    8,843,000

      8,843   J.P. Morgan Securities, Inc., dated
               12/29/00, 5.75%, principal and
               interest in the amount of
               $8,848,650, due 1/2/01,
               collateralized by US Treasury
               Note, par value of $8,785,000,
               coupon rate, 6.00%, due
               9/30/02 with a market value
               of $9,020,223 (cost $8,843,000) .........      8,843,000



        PAR                                                      MARKET
      (000)   SECURITY                                            VALUE
      -----   --------                                           ------
     $5,895   Morgan Stanley & Co., dated
               12/29/00, 5.90%, principal and
               interest in the amount of
               $5,898,865, due 1/2/01,
               collateralized by US Treasury
               Note, par value of $5,880,000,
               coupon rate, 5.75%, due
               6/30/01 with a market value
               of $6,045,607 (cost $5,895,000) ......... $    5,895,000
                                                         --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $23,581,000) ..................................     23,581,000
                                                         --------------
TOTAL INVESTMENTS
    (Cost $1,443,266,026)4 ................... 100.28%    1,741,164,062

LIABILITIES IN EXCESS OF
   OTHER ASSETS ..............................  (0.28)%      (4,796,418)
                                               ------    -------------
NET ASSETS ................................... 100.00%   $1,736,367,644
                                               ======    ==============

--------------------------------------------------------------------------------
(1)  Non-income producing security.
(2) All or a portion of this security was on loan (see Note 4).The value of all securities loaned at December 31, 2000 amounted to $163,697,326.
(3) Security is fair valued by management using procedures adopted by theBoard of Trustees (see Note 1.B).

(4)  Aggregate cost for federal tax purposes was $1,441,281,506.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

Communications Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                               DECEMBER 31, 2000
                                                               -----------------
ASSETS
   Investments, at value (cost 1,443,266,026) .................   $1,741,164,062
   Collateral under securities lending agreements .............      169,087,870
   Dividends and interest receivable ..........................        1,288,023
   Receivable for shares of beneficial interest subscribed ....        1,336,759
   Prepaid expenses and other .................................            3,369
                                                                  --------------
Total assets ..................................................    1,912,880,083
                                                                  --------------
LIABILITIES
   Payable for collateral under securities lending agreements .      169,087,870
   Payable for shares of beneficial interest redeemed .........        6,249,382
   Advisory fee payable .......................................          931,429
   Administrative fee payable .................................          174,168
   Custody fee payable ........................................           40,130
   Accrued expenses and other .................................           29,460
                                                                  --------------
Total liabilities .............................................      176,512,439
                                                                  --------------
NET ASSETS ....................................................    1,736,367,644
                                                                  --------------
COMPOSITION OF NET ASSETS
   Paid-in capital ............................................    1,438,469,608
   Net unrealized appreciation on investments .................      297,898,036
                                                                  --------------
NET ASSETS ....................................................   $1,736,367,644
                                                                  ==============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17

Communications Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                FOR THE PERIOD ENDED
                                                               SEPTEMBER 29, 2000(1)
                                                                             THROUGH
                                                                   DECEMBER 31, 2000
                                                                --------------------
INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $84,004) ...........   $   3,904,519
   Interest ........................................................       1,258,077
   Securities lending income .......................................         267,214
                                                                       -------------
TOTAL INVESTMENT INCOME ............................................       5,429,810
                                                                       -------------
EXPENSES
   Advisory fees ...................................................       3,911,385
   Administrative fees .............................................         590,212
   Custody fees ....................................................         188,546
   Professional fees ...............................................          43,536
   Miscellaneous ...................................................           3,923
                                                                       -------------
Total expenses .....................................................       4,737,602
                                                                       -------------
Less: fee waivers ..................................................        (804,834)
                                                                       -------------
Net expenses .......................................................       3,932,768
                                                                       -------------
NET INVESTMENT INCOME ..............................................       1,497,042
                                                                       -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized loss from investment transactions ..................     (38,147,303)
   Net change in unrealized appreciation/depreciation on investments    (456,692,217)
                                                                       -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ....................    (494,839,520)
                                                                       -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .........................   $(493,342,478)
                                                                       =============

--------------------------------------------------------------------------------
1 Commencement of operations.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18

Communications Portfolio
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE PERIOD ENDED
                                                                  SEPTEMBER 29, 2000(1)
                                                                                THROUGH
                                                                      DECEMBER 31, 2000
                                                                  ---------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...........................................   $     1,497,042
   Net realized loss from investment transactions ..................       (38,147,303)
   Net change in unrealized appreciation/depreciation on investments      (456,692,217)
                                                                       ---------------
   Net decrease in net assets from operations ......................      (493,342,478)
                                                                       ---------------
CAPITAL TRANSACTIONS
   Assets contributed upon conversion (Note 1.A) ...................     2,332,528,105
   Proceeds from capital invested ..................................       217,402,056
   Value of capital withdrawn ......................................      (320,220,039)
                                                                       ---------------
Net increase in net assets from capital transactions ...............     2,229,710,122
                                                                       ---------------
TOTAL INCREASE IN NET ASSETS .......................................     1,736,367,644
NET ASSETS
   Beginning of period .............................................              --
                                                                       ---------------
   End of period ...................................................   $ 1,736,367,644
                                                                       ===============

--------------------------------------------------------------------------------
1 Commencement of operations.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       19

Communications Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        FOR THE PERIOD ENDED
                                                       SEPTEMBER 29, 2000(1)
                                                                     THROUGH
                                                           DECEMBER 31, 2000
                                                       ---------------------
SUPPLEMENTAL DATA AND RATIOS:

   Net assets,  end of period (000s  omitted) ................... $1,736,368
   Ratios to Average Net Assets:

     Net investment  income .....................................       0.28%(2)
     Expenses after waivers .....................................       0.74%(2)
     Expenses before waivers ....................................       0.89%(2)
   Portfolio turnover rate ......................................          3%(3)
   Annual portfolio turnover rate ...............................         15%(4)

--------------------------------------------------------------------------------
(1)  Commencement of operations.
(2)  Annualized.
(3)  Portfolio turnover is for the period 9/29/00 through 12/31/00.
(4) Portfolio turnover is for the period 1/1/00 through 12/31/00. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       20

Communications Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTINGPOLICIES

A. ORGANIZATION
Flag Investors Portfolios Trust ("Portfolios Trust") (formerly Deutsche Portfolios) was organized on June 20, 1997, as a business trust under the laws of the State of New York.The Portfolio Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of eight separate investment series (the "Portfolios"), each of which is, in effect, a separate mutual fund.The accompanying financial statements and notes relate to the Communications Portfolio (the "Portfolio").

The investment manager (the "Advisor") of the Portfolio is Investment Company Capital Corp. ("ICCC"), an indirect wholly-owned subsidiary of Deutsche Bank AG. The investment objective of the Portfolio is to seek to maximize total return through long-term growth of capital and, to a lesser extent, current income. The Portfolio began operations on September 29, 2000, when the Flag Investors Communications Fund, Inc. (the "Fund") contributed assets with a value of $2,332,528,105, which included $754,590,253 of unrealized appreciation, in a tax free exchange for beneficial interest in the Portfolio.

The Portfolio operates under a structure where the beneficial interest holders of the Portfolio invest substantially all of their investable assets in the Portfolio. From time to time, a beneficial interest holder of the Portfolio may own a significant percentage of the Portfolio. Investment activities of the beneficial interest holders could have a material impact on the Portfolio.

When preparing the Portfolio's financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States. These estimates affect: 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Portfolio's significant accounting policies are:

B. VALUATION OF SECURITIES
The Portfolio values portfolio securities that are primarily traded on a national exchange, or the NASDAQ National Market, by using the last sales price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Portfolio values the security at the average of the last bid and asked prices in the over-the-counter market. The Portfolio values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value. When a market quotation is not readily available, or may be unreliable, the security is priced at its fair value using procedures that the Board of Trustees establishes and monitors. At December 31, 2000 there were three fair valued securities valued at $150,210 representing 0.01% of net assets of the Portfolio.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with thePortfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times.If the value of the underlying securities falls below the value of the repurchase price

--------------------------------------------------------------------------------
                                       21

Communications Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

plus accrued interest, the Portfolio requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolio may enter into tri-party repurchase agreements with broker-dealers and domestic banks.The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E. FEDERAL INCOME TAXES
The Portfolio is treated as a partnership under the US Internal Revenue Code (the "Code"). Accordingly, it is expected that the Portfolio will not be subject to any US federal income tax on its income and net realized gains (if any). However, each investor in the Portfolio may be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal tax liability. It is intended that the Portfolio's assets, income and expense allocation will be managed in such a way that a regulated investment company investing in the Portfolio will satisfy the requirements of Subchapter M of the Code, assuming that such investment company invests substantially all of its assets in the corresponding Portfolio.

F. SECURITIES LOANS
The Portfolio receives compensation in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

NOTE 2 -- INVESTMENT ADVISORY FEES,
TRANSACTIONS WITH AFFILIATES AND OTHER FEES
Investment Company Capital Corp. ("ICCC"), an indirect wholly-owned subsidiary of Deutsche Bank AG, is the Portfolio's investment advisor. As compensation for its advisory services, the Portfolio pays ICCC an annual fee that is calculated daily and paid monthly at the following annual rates: 1.00% of the first $100 million, 0.90% of the next $100 million, 0.85% of the next $100 million, 0.80% of the next $200 million, 0.73% of the next $500 million, 0.68% of the next $500 million and 0.65% of the amount over $1.5 billion.

Alex. Brown Investment Management ("ABIM") is the Portfolio's sub-advisor. As compensation for its sub-advisory services, ICCC pays ABIM a fee based on the Portfolio's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.65% of the first $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $500 million, 0.47% of the next $500 million and 0.40% of the amount over $1.5 billion.

ICCC also serves as the Portfolio's administrator. For its services, ICCC is entitled to receive a fee equal to 0.11% of the Portfolio's average daily net assets, calculated daily and paid monthly.

ICCC, in its capacity as the Portfolio's investment advisor and administrator, has contractually agreed to an aggregate fee waiver equal to 0.15% of the Portfolio's average daily net assets. This agreement will continue until at least September 30, 2002 and may be extended.

Bankers Trust Company, an indirect wholly-owned subsidiary of Deutsche Bank AG, is the Portfolio's custodian.

The Portfolio uses cash collateral from its securities lending transactions, described in Note 1.F. to purchase shares of an affiliated fund and may pay fees generated from those transactions to Bankers Trust.

--------------------------------------------------------------------------------
                                       22

Communications Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

Certain officers and directors of the Portfolio are also officers or directors of the Portfolio's investment advisor. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3 -- PURCHASES AND SALES OFINVESTMENTSECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term or US obligations, for the period September 29, 2000 through December 31, 2000 and for the year ended December 31, 2000, were $59,294,249 and $88,807,332 and $519,135,271 and $344,977,166, respectively.

For federal income tax purposes, the tax basis of investments held at December 31, 2000, was $1,441,281,506. The aggregate gross unrealized appreciation for all investments at December 31, 2000, was $618,699,334, and the aggregate gross unrealized depreciation for all investments was $318,816,778.

NOTE 4 -- LENDING OF PORTFOLIO SECURITIES
The Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities are collateralized by cash and/or government securities that are maintained at all times in an amount equal to 102% and 105% of the current market value of the loaned securities for both domestic and international securities, respectively.

At December 31, 2000

     Market Value        Market Value    % of Portfolio
 of Loaned Securities    of Collateral       on Loan
 --------------------    -------------   --------------
     $163,697,326        $169,087,870         9.40%

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

Communications Portfolio
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REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Flag Investors Portfolios Trust and
Holders of Beneficial Interest of the Communications Portfolio


In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Communications Portfolio (one of the Portfolios comprising Flag Investors Portfolios Trust hereafter referred to as the "Portfolio") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period September 29, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001

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                                       24

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For information on how to invest,  shareholder  account  information and current price and yield information, please contact your relationship manager or write to us at:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210

or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche  Asset  Management  is the  marketing  name  in the  US for  the  asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown, Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Communications Fund                     CUSIP Institutional Class -- #055922629
                                                 Investment Class -- #055922611

Distributed by:
ICC Distributors, Inc.